TERM DEBT - RBC Term Loan (Details Textuals)	9 Months Ended		12 Months Ended		9 Months Ended				0 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 APEX Royal Bank of Canada ("RBC")	Sep. 30, 2012 APEX Royal Bank of Canada ("RBC") Line of Credit CAD	Jun. 04, 2012 APEX Royal Bank of Canada ("RBC") Line of Credit USD ($)	Jun. 04, 2012 APEX Royal Bank of Canada ("RBC") Line of Credit CAD	Jun. 04, 2012 APEX Royal Bank of Canada ("RBC") Term credit facility USD ($)	Jun. 04, 2012 APEX Royal Bank of Canada ("RBC") Term credit facility CAD	Sep. 30, 2012 APEX Royal Bank of Canada ("RBC") Term credit facility USD ($)	Sep. 30, 2012 APEX Royal Bank of Canada ("RBC") Term credit facility CAD
Line of Credit Facility [Line Items]
Aggregate amount of credit facility						2,750,000	$ 2,641,000	2,750,000	$ 2,400,500	2,500,000
Term Loan, Interest percentage									4.00%	4.00%
Interest Rate Basis									RBP	RBP
Debt Instrument, Interest rate at period end											7.00%	7.00%
Principal and interest payable period											3 years	3 years
Fixed principal amount												69,444
Frequency of repayment					Monthly
Payment of financing costs	296,060	108,639	108,639	159,176							120,000
Percentage of Apex's free cash flow for mandatory repayments of term loan											20.00%	20.00%
Period of payment for mandatory repayments											30 days	30 days
Estimated amount of term loan included in current portion of debt	$ (1,847,675)										$ 80,000